CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss (continuing and discontinued operations)	¥ (2,489,562)	¥ (421,231)	$ (64,292)	¥ (1,990,128)	¥ (1,538,285)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	(32,571)	(19,122)	(2,919)	100,295	1,052,032
Depreciation of property, equipment and software	21,339	46,391	7,081	88,939	88,803
Amortization of intangible assets	87	111	17	6,892	5,619
Amortization of right-of-use assets	1,252	10,950	1,671	75,924
Loss from disposal of property, equipment and software	1,210	6,568	1,002	2,710	290
Equity in income of affiliates	(6,940)	(15,657)	(2,390)	(30,231)	(2,631)
Provision of inventory		16,279	2,485
Losses from guarantee liabilities				362,597	1,931
Accrual of allowance for doubtful accounts		(48,989)		1,411	19,703
Deferred income tax liabilities				(1,678)	(1,107)
Impairment of long-term investment				37,775
Gains from disposal of long-term investment, net				(28,257)
Gain from disposal of subsidiaries	(179,020)
Provision for credit losses	1,954,516	91,593	13,980	271,372	40,626
Fair value change of derivative liabilities					(1,185,090)
Goodwill impairment		9,541	1,456		3,670
Impairment of net assets transferred	407,710	420,000	64,105
Guarantee income	(44,471)	(207,825)	(31,720)
Transaction gain from divestiture transactions, net		(721,211)	(110,078)
Consideration payment to Webank		(30,898)	(4,716)
Inducement charge of convertible notes		121,056	18,477
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	138,588	48,250	7,362	315,726	(595,277)
Amounts due from related parties	23,520	36,664	5,596	(51,590)
Amounts due to related parties		69,434	10,598
Advance to consumers on behalf of financing partners	2,135			519,773	305,509
Loan recognized as a result of payment under the guarantee	(251,163)	134,380	20,510	(1,533,259)	(409,093)
Advance to sellers	58,185	83,537	12,750	347,402	(446,427)
Financial lease receivables	102,680	8,510	1,299	156,301	141,517
Inventory	3,478	(75,552)	(11,531)	5,588	58,561
Payables, accruals and other current liabilities	(101,829)	(354,669)	(54,133)	679,335	654,281
Deposit of interests from consumers and payable to financing partners	16,496	18,032	2,752	470,105	563,527
Deferred revenue	3,919	27,052	4,129	60,893	(87,562)
Consideration payment to Webank		(334,323)	(51,028)
Net cash used in operating activities	(411,271)	(1,122,308)	(171,299)	(1,194,101)	(2,281,333)
Cash flows from investing activities:
Proceeds from disposal of property, equipment and software	451	13,357	2,039	43,611	7,735
Purchase of property, equipment and software	(307)	(413)	(63)	(46,820)	(133,907)
Cash paid for long term investments					(189,450)
Cash paid for acquisition, net of cash acquired					(66,339)
Proceeds from disposal of long term investments	2,741			96,838
(Increase)/decrease in short-term investments				597,984	(595,078)
Loan extended to a related party					(101,578)
Cash deposits transferred to Golden Pacer (Note 3)				(1,175,867)
Proceeds from disposal of subsidiaries, net of cash disposed (Note 4)	157,013	130,000	19,842
Proceeds from disposal of 2B business		300,072	45,800
Net cash (used in)/generated from investing activities	159,898	443,016	67,618	(484,254)	(1,078,617)
Cash flows from financing activities:
Proceeds / (repayment) of borrowings	(159,148)	(41,094)	(6,272)	(602,485)	25,634
Net proceeds from issuance of convertible notes				1,853,381
Net proceeds from issuance of convertible redeemable preferred shares					1,674,408
Repayment of convertible notes				(1,190,182)
Net proceeds from initial public offering and issuance of convertible notes					2,574,010
Proceeds from exercise of options	629	1,912	292	12,916
Proceeds from issuance of Class A ordinary shares		169,499	25,871
Repurchase of ordinary shares from Fairlubo's minority interest	(7,000)
Net cash generated from/ (used in) financing activities	(165,519)	130,317	19,891	73,630	4,274,052
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,065	(14,741)	(2,250)	960	(9,278)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(412,827)	(563,716)		(1,603,765)	904,824
Cash, cash equivalents and restricted cash recorded in held for sale assets at beginning of the period	25,074			1,001,325	179,202
Cash and cash equivalents at beginning of the period	1,185,188	797,435	121,712	1,812,702	1,730,001
Cash, cash equivalents and restricted cash recorded in held for sale assets at end of the period				25,074	1,001,325
Cash, cash equivalents and restricted cash at end of the period	797,435	233,719	35,672	1,185,188	1,812,702
Supplemental disclosure of cash flow information
Cash paid for income tax	1,115	22	3	7,754	4,575
Cash paid for interest		19,717	3,009	¥ 77,924	32,113
Supplemental schedule of noncash investing and financing activities
Accretion on redeemable preferred shares					318,951
Deemed dividend to preferred shareholders					544,773
Repurchase of the surrender shares					¥ 746,253
Unreceived disposal consideration	130,000	¥ 129,307	$ 19,736
Unpaid repurchase consideration to monitory interest	¥ 8,319